Related Party Balance and Transactions (Details Narrative)	Jun. 30, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Jan. 31, 2017 USD ($)	Jan. 31, 2017 ILS (₪)
Board of Directors Chairman [Member]
Additional monthly payment to be paid to related party for devoted time | $				$ 46,000
Increased additional monthly payment to be paid to related party for devoted time, as a result of achieving net income before taxes in the Company's first calendar year audited financial statements | $		$ 9
Board of Directors Chairman [Member] | NIS [Member]
Additional monthly payment to be paid to related party for devoted time | ₪					₪ 17,500
Increased additional monthly payment to be paid to related party for devoted time, as a result of achieving net income before taxes in the Company's first calendar year audited financial statements | ₪			₪ 35,000
Director [Member]
Sales commission percentage to be paid to related party	2.50%